American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2020

Heritage - Schedule of Investments
JULY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Aerospace and Defense — 0.3%
Mercury Systems, Inc.(1)	184,270	14,268,026
Auto Components — 0.9%
Aptiv plc	588,844	45,782,621
Beverages — 1.1%
Constellation Brands, Inc., Class A	294,694	52,514,471
Biotechnology — 5.8%
ACADIA Pharmaceuticals, Inc.(1)	742,131	30,850,386
Alnylam Pharmaceuticals, Inc.(1)	386,684	56,363,060
Argenx SE, ADR(1)	145,374	33,454,918
Exact Sciences Corp.(1)	708,817	67,160,411
Immunomedics, Inc.(1)	1,753,579	74,053,641
Turning Point Therapeutics, Inc.(1)	364,561	21,592,948
		283,475,364
Building Products — 3.0%
AZEK Co., Inc. (The)(1)	114,023	3,933,793
Fortune Brands Home & Security, Inc.	1,077,826	82,453,689
Trane Technologies plc	532,039	59,519,203
		145,906,685
Capital Markets — 4.0%
LPL Financial Holdings, Inc.	646,613	51,095,359
MarketAxess Holdings, Inc.	112,440	58,097,748
MSCI, Inc.	227,911	85,689,978
		194,883,085
Chemicals — 0.5%
Albemarle Corp.	303,051	24,989,585
Communications Equipment — 4.1%
Arista Networks, Inc.(1)	342,862	89,065,262
F5 Networks, Inc.(1)	821,146	111,593,741
		200,659,003
Containers and Packaging — 1.8%
Avery Dennison Corp.	208,329	23,612,009
Ball Corp.	888,881	65,448,308
		89,060,317
Distributors — 0.7%
LKQ Corp.(1)	1,249,055	35,210,860
Diversified Consumer Services — 1.0%
Chegg, Inc.(1)	593,747	48,075,695
Electrical Equipment — 3.5%
AMETEK, Inc.	705,961	65,830,863
nVent Electric plc	1,945,529	35,330,807
Rockwell Automation, Inc.	145,260	31,687,016
Sensata Technologies Holding plc(1)	1,026,930	39,002,802
		171,851,488
Electronic Equipment, Instruments and Components — 4.3%
Cognex Corp.	1,930,699	129,105,842
Keysight Technologies, Inc.(1)	842,690	84,176,304
		213,282,146

Entertainment — 1.9%
Roku, Inc.(1)	295,935	45,837,372
Zynga, Inc., Class A(1)	4,883,033	48,000,215
		93,837,587
Equity Real Estate Investment Trusts (REITs) — 1.0%
SBA Communications Corp.	157,215	48,978,761
Health Care Equipment and Supplies — 6.8%
Align Technology, Inc.(1)	304,805	89,557,805
DexCom, Inc.(1)	162,950	70,971,243
Masimo Corp.(1)	309,010	68,019,281
Teleflex, Inc.	290,858	108,519,120
		337,067,449
Health Care Providers and Services — 3.3%
Amedisys, Inc.(1)	286,804	67,158,025
Encompass Health Corp.	1,403,281	95,535,370
		162,693,395
Health Care Technology — 3.4%
Teladoc Health, Inc.(1)	229,093	54,439,369
Veeva Systems, Inc., Class A(1)	430,110	113,794,203
		168,233,572
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	108,995	125,906,664
Las Vegas Sands Corp.	887,542	38,732,333
		164,638,997
Household Durables — 1.3%
D.R. Horton, Inc.	988,180	65,377,989
Insurance — 0.7%
Selectquote, Inc.(1)	1,961,668	35,094,241
Interactive Media and Services — 1.2%
Match Group, Inc.(1)	575,213	59,074,375
Internet and Direct Marketing Retail — 0.7%
Wayfair, Inc., Class A(1)	135,782	36,130,232
IT Services — 5.5%
Fiserv, Inc.(1)	566,654	56,546,403
Square, Inc., Class A(1)	781,661	101,498,681
Twilio, Inc., Class A(1)	411,003	114,020,452
		272,065,536
Leisure Products — 0.9%
Peloton Interactive, Inc., Class A(1)	674,322	46,002,247
Life Sciences Tools and Services — 3.1%
Bruker Corp.	1,226,356	54,720,005
Mettler-Toledo International, Inc.(1)	95,818	89,589,830
Repligen Corp.(1)	37,500	5,659,125
		149,968,960
Machinery — 1.8%
Graco, Inc.	867,323	46,176,276
Parker-Hannifin Corp.	233,664	41,807,163
		87,983,439
Personal Products — 0.8%
Shiseido Co. Ltd.	705,200	39,081,491
Pharmaceuticals — 1.0%
Horizon Therapeutics plc(1)	819,224	50,128,317
Professional Services — 2.5%
CoStar Group, Inc.(1)	26,728	22,712,385

IHS Markit Ltd.	234,253	18,911,245
Verisk Analytics, Inc.	418,662	79,005,706
		120,629,336
Road and Rail — 1.1%
J.B. Hunt Transport Services, Inc.	424,830	54,973,002
Semiconductors and Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc.(1)	644,955	49,938,866
Marvell Technology Group Ltd.	1,616,851	58,966,556
Skyworks Solutions, Inc.	468,213	68,162,448
Teradyne, Inc.	1,058,878	94,197,787
Xilinx, Inc.	1,014,089	108,862,454
		380,128,111
Software — 15.9%
Atlassian Corp. plc, Class A(1)	270,209	47,732,420
Cadence Design Systems, Inc.(1)	1,940,491	211,998,642
Coupa Software, Inc.(1)	165,066	50,584,476
DocuSign, Inc.(1)	317,118	68,760,696
Envestnet, Inc.(1)	512,293	41,598,191
Manhattan Associates, Inc.(1)	827,361	79,252,910
Palo Alto Networks, Inc.(1)	318,965	81,629,523
RingCentral, Inc., Class A(1)	258,332	74,986,029
Splunk, Inc.(1)	601,912	126,293,176
		782,836,063
Specialty Retail — 2.2%
Burlington Stores, Inc.(1)	310,896	58,448,448
Five Below, Inc.(1)	470,305	51,220,918
		109,669,366
Textiles, Apparel and Luxury Goods — 1.5%
lululemon athletica, Inc.(1)	224,195	72,995,650
TOTAL COMMON STOCKS (Cost $3,588,851,720)		4,857,547,462
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 2.125%, 9/15/22 - 12/31/22, valued at $31,002,821), in a joint trading account at 0.04%, dated 7/31/20, due 8/3/20 (Delivery value $30,400,498)		30,400,397
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/31/25, valued at $49,625,068), at 0.05%, dated 7/31/20, due 8/3/20 (Delivery value $48,652,203)		48,652,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	66,658	66,658
TOTAL TEMPORARY CASH INVESTMENTS (Cost $79,119,055)		79,119,055
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $3,667,970,775)		4,936,666,517
OTHER ASSETS AND LIABILITIES — (0.2)%		(8,192,719)
TOTAL NET ASSETS — 100.0%		$4,928,473,798

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	170,094,240	USD	1,580,378	Bank of America N.A.	9/30/20	$27,615
JPY	128,840,040	USD	1,207,679	Bank of America N.A.	9/30/20	10,316
JPY	103,452,840	USD	966,638	Bank of America N.A.	9/30/20	11,358
JPY	233,562,240	USD	2,224,358	Bank of America N.A.	9/30/20	(16,366)
JPY	194,212,080	USD	1,842,738	Bank of America N.A.	9/30/20	(6,745)
USD	42,180,063	JPY	4,490,995,680	Bank of America N.A.	9/30/20	(275,780)
USD	1,039,670	JPY	111,703,680	Bank of America N.A.	9/30/20	(16,326)
						$(265,928)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,818,465,971	39,081,491	—
Temporary Cash Investments	66,658	79,052,397	—
	4,818,532,629	118,133,888	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	49,289	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	315,217	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.